July 31, 2026

VIA ELECTRONIC FILING

Securities and Exchange Commission 100 F

Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

RE: BlackRock Select Treasury Based Liquidity Fund, a series of BlackRock

Liquidity Funds, Post-Effective Amendment No. 161 to the Registration

Statement on Form N-1A (Securities Act File No. 2-47015, Investment Company

Act File No. 811-02354)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock Liquidity Funds (the “Registrant”), on behalf of its series BlackRock Select Treasury Based Liquidity Fund (the “Fund”), hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 161 to the Registration Statement on Form N-1A of the Registrant with respect to the Fund; and

(2) the text of Post-Effective Amendment No. 161 to the Registration Statement on Form N-1A of the Registrant with respect to the Fund was filed electronically with the Securities and Exchange Commission on July 31, 2026.

Sincerely,

BlackRock Liquidity Funds

/s. Janey Ahn

Janey Ahn
Secretary of the Registrant